Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,019,568	¥ 1,077,962
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	562,375	597,641
Other non-current assets (Retirement benefit assets)	(341,723)	(559,550)
Net amount recognized	220,652	38,092
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	457,193	480,320
Other non-current assets (Retirement benefit assets)	(106,376)	(114,222)
Net amount recognized	¥ 350,817	¥ 366,098